Leases (Tables)	12 Months Ended
Jun. 30, 2024
Leases
Schedule of right of use assets

			Plant,
			equipment	Mineral
	Land	Buildings	and vehicles	assets	Total
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm
Right of use assets
Carrying amount at 30 June 2022	217	5 180	7 231	1	12 629
Cost	301	7 616	11 842	7	19 766
Accumulated depreciation and impairment	(84)	(2 436)	(4 611)	(6)	(7 137)
Additions	1	410	967	—	1 378
Modifications and reassessments	(2)	28	324	—	350
Reclassification to assets	—	(65)	(46)	—	(111)
Translation of foreign operations	21	185	671	—	877
Terminations	—	(14)	(528)	—	(542)
Current year depreciation charge	(11)	(647)	(1 692)	—	(2 350)
Impairment of right of use assets (note 8)	(99)	(365)	(82)	—	(546)
Carrying amount at 30 June 2023	127	4 712	6 845	1	11 685
Cost	333	8 264	13 174	4	21 775
Accumulated depreciation and impairment	(206)	(3 552)	(6 329)	(3)	(10 090)
Additions	11	1 274	1 559	—	2 844
Modifications and reassessments	(6)	(13)	882	—	863
Translation of foreign operations	(5)	(45)	(191)	—	(241)
Terminations	—	(99)	(57)	—	(156)
Current year depreciation charge	(10)	(627)	(1 840)	(1)	(2 478)
Impairment of right of use assets (note 8)	—	(101)	(65)	—	(166)
Carrying amount at 30 June 2024	117	5 101	7 133	—	12 351
Cost	326	8 919	14 647	—	23 892
Accumulated depreciation and impairment	(209)	(3 818)	(7 514)	—	(11 541)

Schedule of lease liabilities

		2024	2023
for the year ended 30 June	Note	Rm	Rm
Lease liabilities
Total long-term lease liabilities		15 173	14 382
Short-term portion (included in short-term debt)	15	2 264	1 915
		17 437	16 297
Reconciliation
Balance at beginning of year		16 297	16 034
New lease contracts		2 884	1 385
Payments made on lease liabilities		(2 698)	(2 269)
Modifications and reassessments		865	349
Interest accrued		520	293
Termination of lease liability		(155)	(517)
Translation of foreign operations		(276)	1 022
Balance at end of year		17 437	16 297

Schedule of amounts recognised in income statement and cash flow

	2024	2023	2022
for the year ended 30 June	Rm	Rm	Rm
Amounts recognised in income statement
Interest expense (included in net finance cost)	1 557	1 451	1 357
Expense relating to short-term leases*	626	596	474
Expense relating to leases of low-value assets that are not shown above as short-term leases*	82	87	79
Expense relating to variable lease payments not included in lease liabilities (included in other operating expenses and income)*	56	49	32
Amounts recognised in statement of cash flows
Total cash outflow on leases	4 499	4 159	3 753
*	Included in cash paid to suppliers and employees in the statement of cash flows.

Schedule of incremental borrowing rates

Southern Africa	11,09 – 15,59% (2023: 9,33 – 16,91%)
North America	7,86 – 9,22% (2023: 6,33 – 8,86%)
Eurasia	3,35 – 14,89% (2023: 2,33 – 11,73%)